Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Income Tax Disclosure [Abstract]
U.S. statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	1.20%	(6.60%)	(2.70%)
Benefit of federal income tax credits	(12.50%)	(34.00%)	(30.30%)
Other, net	(3.70%)	(6.40%)	(6.90%)
Effective income tax rate	20.00%	(12.00%)	(4.90%)